SCHEDULE OF MATURITIES OF OUR LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leasing
Operating Leases, Year 1		$ 8,306
Finance Leases, Year 1		3,833
Operating Leases, Year 2	6,148	7,394
Finance Leases, Year 2	5,567	3,600
Operating Leases, Year 3	3,503	3,847
Finance Leases, Year 3		720
Operating Leases, Year 4	3,110	2,864
Finance Leases, Year 4
Operating Leases, Year 5	3,035	2,285
Finance Leases, Year 5
Operating Leases, Year 6	2,449
Finance Leases, Year 6
Operating Leases, Thereafter	31,300	32,670
Finance Leases, Thereafter
Operating Leases, Total lease payments	49,545	57,366
Finance Leases, Total lease payments	5,567	8,153
Operating Leases, Less: imputed interest	(23,253)	(24,815)
Finance Leases, Less: imputed interest	(231)	(622)
Operating Leases, Total	26,292	32,551
Finance Leases, Total	$ 5,336	$ 7,531